Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Cash Equivalents	$ 0	$ 0
Restricted investments term	185 days	185 days
Offering cost		$ 83,990,246
Unrecognized tax benefits	$ 0	0
Accrued for interest and penalties	0	0
Cash, FDIC insured amount	250,000	250,000
Offering costs related to warrant liabilities		3,520,347
General and administrative expenses	$ 5,000	295,117
Change in fair value of warrant liabilities		9,532,500
Net income		$ 5,717,036
Weighted average number of shares, common stock subject to repurchase or cancellation	5,625,000
Antidilutive securities excluded from the computation of earnings per share	0
Public Warrants [Member]
Recognized shares of derivative warrant liabilities		34,500,000
Private Placement Warrants [Member]
Recognized shares of derivative warrant liabilities		19,250,000